INCOME TAX	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
INCOME TAX

NOTE 10 – INCOME TAX

A.	United States resident companies are taxed on their worldwide income for corporate income tax purposes at a statutory rate of 21%. No further taxes are payable on this profit unless that profit is distributed. If certain conditions are met, income derived from foreign subsidiaries is tax exempt in the United States under applicable tax treaties to avoid double taxation.

Income of the Israeli Subsidiary is taxable from 2018 and onwards, at corporate tax rate of 23%.

The Company and its Israeli Subsidiary have not received final tax assessments since the Israeli Subsidiary’s inception.

As of December 31, 2021, the Company and the Israeli Subsidiaries have carryforward losses for tax purposes of approximately $3,954 thousands and $337 thousands, respectively, which can be offset against future taxable income, if any.

CITRINE GLOBAL CORP.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

B.	Composition of loss for the year:

	Year ended December 31
	2021	2020
	U.S. Dollars in thousands

U.S.	4,172	8,583
Israel	344	56
	4,516	8,639

C.	The following is reconciliation between the theoretical tax on pre-tax income, at the tax rate applicable to the Company (federal tax rate) and the tax expense reported in the financial statements:

	Year ended December 31
	2021	2020
	U.S. Dollars in thousands

Pretax loss	4,516	8,639
Federal tax rate	21%	21%
Income tax benefit computed at the ordinary tax rate	(948)	(1,814)
Non-deductible expenses	2	1
Stock-based compensation	96	1,559
Fair value adjustments	246	41
Tax in respect of differences in corporate tax rates	(6)	(1)
Change in valuation allowance	610	214
	-	-

D.	Deferred taxes result primarily from temporary differences in the recognition of certain revenue and expense items for financial and income tax reporting purposes. Significant components of the Company’s future tax assets are as follows:

	Year ended December 31
	2021	2020
	U.S. Dollars in thousands
Composition of deferred tax assets:
Non capital loss carry forwards	908	362
Other timing differences	64	-
Valuation allowance	(972)	(362)
	-	-

E.	Roll forward of valuation allowance

U.S. Dollars in thousands
Balance at January 1, 2020	2,041
Sale of subsidiary	(1,893)
Income tax expense	214
Balance at December 31, 2020	362
Income tax expense	610
Balance at December 31, 2021	972